Consolidated statement of financial position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Non-Current Assets
Property, plant and equipment	$ 271,607,000	$ 138,317,000
Intangible assets and goodwill	414,674,000	210,723,000
Deferred tax asset	2,171,000	1,392,000
Prepayments	23,384,000	0
Trade and other receivables	40,916,000	13,235,000
Total Non-Current Assets	752,752,000	363,667,000
Current Assets
Inventory	22,977,000	14,504,000
Loans to executives	0	5,207,000
Trade and other receivables	45,312,000	63,104,000
Prepayments	48,118,000	23,262,000
Cash and cash equivalents	900,606,000	82,314,000
Total Current Assets	1,017,013,000	188,391,000
TOTAL ASSETS	1,769,765,000	552,058,000
Capital and reserves
Share capital	74,046,000	274,126,000
Share premium	5,844,397,000	331,718,000
Other reserves	(3,095,804,000)	79,888,000
Accumulated deficit	(1,597,061,000)	(292,680,000)
Total Equity	1,225,578,000	393,052,000
Non-Current Liabilities
Deferred tax liability	7,465,000	3,375,000
Warrants	3,611,000	0
Loans and borrowings	451,525,000	107,870,000
Total Non-Current Liabilities	462,601,000	111,245,000
Current Liabilities
Current tax liabilities	358,000	615,000
Loans and borrowings	14,258,000	5,221,000
Trade and other payables	66,970,000	41,925,000
Total Current Liabilities	81,586,000	47,761,000
TOTAL EQUITY AND LIABILITIES	$ 1,769,765,000	$ 552,058,000